Deferred Revenue/Income - Additional information (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Deferred Revenue/Income
Unrecognized deferred revenue	¥ 749,153	¥ 405,326
Investor relations program, term	5 years
Deferred revenue, ADR	¥ 62,073	¥ 79,761